CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and cash equivalents	$ 568,691	$ 1,825,858	$ 578,187
Accounts receivable (net of allowance for doubtful accounts of -0-)	483,311	571,667	404,961
Inventories	431,400	616,362	1,371,292
Prepaid expenses and other current assets	58,798	133,472	131,507
Total Current Assets	1,542,200	3,147,359	2,485,947
PROPERTY AND EQUIPMENT, net of accumulated depreciation	4,234,604	4,118,274	4,095,814
INTANGIBLE ASSETS - net of accumulated amortization	629,963	597,556	96,407
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322	3,329,322
Security deposits	14,913	28,377	14,652
Restricted cash - debt service for EDA bonds	333,246	291,420	294,836
EDA bond offering costs, net of accumulated amortization	264,955	275,554	289,685
Total Other Assets	3,942,436	3,924,673	3,928,495
TOTAL ASSETS	10,349,203	11,787,862	10,606,663
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000	3,385,000
Short term loans and current portion of long-term debt	10,257	13,105	82,302
Accounts payable and accrued expenses	1,227,152	935,797	986,777
Customer Deposits	0	39,400	0
Deferred revenues - current	13,333	13,333	0
Preferred share derivative interest payable	86,326	282,680	306,440
Total Current Liabilities	4,722,068	4,669,315	4,760,519
LONG TERM LIABILITIES
Deferred revenues	168,891	178,890	0
Long term debt, less current portion		6,717	19,823
Other long term liabilities	78,379	75,463
Derivative liability - preferred shares	10,646,711	14,192,329	7,924,763
Derivative liability - warrants	9,043,464	10,543,145	8,499,423
Total Long Term Liabilities	19,937,445	24,989,827	16,444,009
TOTAL LIABILITIES	24,659,513	29,659,142	21,204,528
STOCKHOLDERS' DEFICIT
Common stock	264,831	180,546	83,950
Additional paid-in-capital	108,645,839	97,116,044	90,903,896
Accumulated deficit	(122,914,139)	(114,861,029)	(101,278,870)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(14,310,310)	(17,871,280)	(10,597,865)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,349,203	$ 11,787,862	$ 10,606,663